Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,991	$ 37,725
Short-term bank deposits	7,159	23,357
Marketable securities	9,665	7,363
Trade receivables (net of allowance for doubtful accounts of $ 3,383 and $ 3,595 at December 31, 2010 and 2011, respectively)	143,247	88,074
Other accounts receivable and prepaid expenses	37,281	15,425
Deferred tax assets, net	8,622	4,057
Inventories	93,465	65,921
Total current assets	328,430	241,922
NON-CURRENT ASSETS:
Marketable securities	3,716	13,088
Deferred tax assets, net	8,898	8,829
Severance pay and pension fund	6,360	6,039
Other non-current assets	5,257
Total long-term assets	24,231	27,956
PROPERTY AND EQUIPMENT, NET	30,465	16,211
INTANGIBLE ASSETS, NET	13,439
GOODWILL	14,593	1,093
Toal assets	411,158	287,182
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term loans	8,232
Trade payables	77,395	40,537
Deferred revenues	38,308	20,661
Other accounts payable and accrued expenses	49,508	13,215
Total current liabilities	173,443	74,413
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	26,768
Accrued severance pay and pensions	11,996	8,600
Other long-term liabilities	37,900
Total long-term liabilities	76,664	8,600
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2010 and 2011; Issued: 38,749,398 and 39,806,520 shares at December 31, 2010 and 2011, respectively; Outstanding: 35,267,875 and 36,324,997 shares at December 31, 2010 and 2011, respectively	97	95
Additional paid-in capital	311,911	300,875
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2010 and 2011.	(20,091)	(20,091)
Accumulated other comprehensive income (loss), net of taxes	(343)	159
Accumulated deficit	(130,523)	(76,869)
Total shareholders' equity	161,051	204,169
Total liabilities and shareholders' equity	$ 411,158	$ 287,182